Land-Use Rights, Net (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥) m²	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Purchases of land-use right				¥ 43,188
Amortization expenses		¥ 7,704	¥ 7,914	6,326
Weighted average remaining lease term		47 years 2 months 8 days
Land-use rights
Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets		50 years
Land-use rights | Land in Shanghai
Finite-Lived Intangible Assets [Line Items]
Purchases of land-use right	¥ 43,188
Number of square meters acquired | m²	26,615
Useful life of intangible assets	50 years
Amortization expenses		¥ 863	¥ 864	¥ 718